Shareholder Report		12 Months Ended
	Jul. 01, 2025	Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		DEUTSCHE DWS SECURITIES TRUST
Entity Central Index Key		0000088048
Entity Investment Company Type		N-1A
Document Period End Date		Jun. 30, 2026
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
C000099775
Shareholder Report [Line Items]
Fund Name		DWS Enhanced Commodity Strategy Fund
Class Name		Class A
Trading Symbol		SKNRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Enhanced Commodity Strategy Fund (the "Fund") for the period July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$120	1.11%

Gross expense ratio as of the latest prospectus: 1.40%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 120
Expense Ratio, Percent		1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 16.77% (unadjusted for sales charges) for the period ended June 30, 2026. The Fund's broad-based index, the S&P 500® Index, returned 22.32% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg Commodity Index, returned 25.46%.

The Fund, while producing a positive absolute return in the annual period, didn’t keep pace with the Bloomberg Commodity Index.

We use a number of different strategies in an effort to maximize returns and manage risk. Among these, the Fund’s Relative Value strategy was the largest detractor from relative performance. This segment of the Fund was underweight in precious metals and overweight in energy and agriculture in the second half of 2025, which put it out of step with the prevailing market trends in this time. While the strategy’s performance improved in the first half of 2026, the recovery was insufficient to make up for the earlier shortfall.

The Fund’s Roll Enhancement strategy had a largely neutral effect. After adding value in the first three months of the period, it weakened in the fourth quarter due to the outperformance of shorter-dated contracts in this time. It lagged even more significantly in early 2026, when the start of the war in Iran led to substantial outperformance in near-term contracts versus their longer-dated counterparts. The strategy made up much of the lost ground in the final three months of the period, however, as hopes for a peace deal contributed to a normalization of market conditions.

The Fund’s Tactical Strategy detracted slightly, with almost all of the effect coming from the timing of shifts in the third quarter of 2025. The Fund had an exposure at or close to 100% for the majority of the time thereafter, allowing it to capture nearly all of the market’s positive return.

We invest in commodities using swaps and futures, and we hold the remainder of the Fund’s assets in a fixed-income portfolio as collateral. The fixed-income position helped results thanks to the contribution from yield and positive performance for holdings in corporate bonds.

We also sought to adjust the portfolio’s positioning to take advantage of short-term market dislocations in an opportunistic fashion. Our decisions in this area detracted in the aggregate.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class A	S&P 500® Index	Bloomberg Commodity Index
'16	$9,425	$10,000	$10,000
'16	$8,886	$10,369	$9,489
'16	$8,857	$10,383	$9,322
'16	$9,100	$10,385	$9,614
'16	$9,046	$10,196	$9,567
'16	$9,131	$10,573	$9,694
'16	$9,296	$10,782	$9,869
'17	$9,280	$10,987	$9,882
'17	$9,296	$11,423	$9,903
'17	$9,001	$11,436	$9,639
'17	$8,889	$11,554	$9,494
'17	$8,770	$11,716	$9,368
'17	$8,699	$11,790	$9,350
'17	$8,851	$12,032	$9,562
'17	$8,939	$12,069	$9,600
'17	$9,014	$12,318	$9,586
'17	$9,198	$12,605	$9,791
'17	$9,238	$12,992	$9,746
'17	$9,409	$13,136	$10,037
'18	$9,594	$13,888	$10,236
'18	$9,393	$13,377	$10,059
'18	$9,382	$13,037	$9,997
'18	$9,574	$13,087	$10,255
'18	$9,726	$13,402	$10,401
'18	$9,384	$13,484	$10,037
'18	$9,111	$13,986	$9,823
'18	$8,999	$14,442	$9,649
'18	$9,045	$14,524	$9,834
'18	$8,708	$13,531	$9,622
'18	$8,296	$13,807	$9,567
'18	$8,291	$12,560	$8,908
'19	$8,620	$13,567	$9,394
'19	$8,771	$14,003	$9,489
'19	$8,746	$14,275	$9,472
'19	$8,674	$14,853	$9,432
'19	$8,336	$13,909	$9,115
'19	$8,467	$14,889	$9,359
'19	$8,378	$15,103	$9,296
'19	$8,181	$14,864	$9,081
'19	$8,149	$15,142	$9,187
'19	$8,283	$15,470	$9,373
'19	$8,113	$16,031	$9,133
'19	$8,484	$16,515	$9,594
'20	$8,007	$16,509	$8,888
'20	$7,754	$15,150	$8,440
'20	$6,792	$13,279	$7,359
'20	$6,738	$14,981	$7,246
'20	$7,000	$15,694	$7,560
'20	$7,200	$16,006	$7,733
'20	$7,527	$16,909	$8,174
'20	$7,863	$18,124	$8,727
'20	$7,647	$17,436	$8,434
'20	$7,592	$16,972	$8,553
'20	$7,948	$18,830	$8,853
'20	$8,314	$19,554	$9,294
'21	$8,497	$19,356	$9,538
'21	$9,145	$19,890	$10,155
'21	$8,955	$20,761	$9,937
'21	$9,714	$21,869	$10,761
'21	$10,024	$22,022	$11,054
'21	$10,267	$22,536	$11,259
'21	$10,468	$23,071	$11,466
'21	$10,450	$23,773	$11,432
'21	$10,999	$22,667	$12,001
'21	$11,156	$24,255	$12,311
'21	$10,370	$24,087	$11,411
'21	$10,758	$25,167	$11,813
'22	$11,558	$23,864	$12,850
'22	$12,188	$23,150	$13,651
'22	$13,185	$24,010	$14,831
'22	$13,592	$21,916	$15,446
'22	$13,723	$21,956	$15,681
'22	$12,280	$20,144	$13,991
'22	$12,713	$22,001	$14,588
'22	$12,673	$21,104	$14,601
'22	$11,638	$19,160	$13,417
'22	$11,599	$20,711	$13,684
'22	$11,953	$21,869	$14,059
'22	$11,745	$20,609	$13,715
'23	$12,040	$21,904	$13,647
'23	$11,470	$21,369	$13,006
'23	$11,578	$22,154	$12,979
'23	$11,460	$22,500	$12,882
'23	$10,986	$22,598	$12,156
'23	$11,114	$24,091	$12,647
'23	$11,570	$24,865	$13,438
'23	$11,471	$24,469	$13,335
'23	$11,337	$23,302	$13,242
'23	$11,297	$22,812	$13,278
'23	$11,257	$24,895	$12,978
'23	$11,106	$26,026	$12,629
'24	$11,106	$26,464	$12,680
'24	$10,966	$27,877	$12,493
'24	$11,304	$28,774	$12,906
'24	$11,625	$27,599	$13,254
'24	$11,886	$28,967	$13,486
'24	$11,537	$30,006	$13,279
'24	$11,173	$30,372	$12,743
'24	$11,133	$31,108	$12,749
'24	$11,643	$31,773	$13,369
'24	$11,338	$31,485	$13,121
'24	$11,318	$33,333	$13,175
'24	$11,367	$32,538	$13,309
'25	$11,859	$33,444	$13,835
'25	$11,900	$33,008	$13,943
'25	$12,345	$31,148	$14,491
'25	$11,684	$30,937	$13,794
'25	$11,684	$32,884	$13,714
'25	$11,934	$34,557	$14,045
'25	$11,830	$35,332	$13,981
'25	$12,039	$36,048	$14,250
'25	$12,169	$37,364	$14,557
'25	$12,403	$38,239	$14,978
'25	$12,700	$38,333	$15,458
'25	$12,675	$38,356	$15,408
'26	$13,929	$38,912	$17,005
'26	$14,081	$38,617	$17,192
'26	$15,001	$36,694	$19,170
'26	$15,661	$40,544	$19,976
'26	$15,089	$42,678	$19,264
'26	$13,936	$42,271	$17,620

Average Annual Return [Table Text Block]
Table Summary
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	16.77%	6.30%	3.99%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	10.06%	5.05%	3.37%
S&P 500® Index	22.32%	13.41%	15.51%
Bloomberg Commodity Index	25.46%	9.37%	5.83%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jul. 01, 2025
AssetsNet		$ 788,248,478
Holdings Count | Holding		260
Advisory Fees Paid, Amount		$ 6,025,668
InvestmentCompanyPortfolioTurnover		33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	788,248,478
Number of Portfolio Holdings	260
Portfolio Turnover Rate (%)	33
Total Net Advisory Fees Paid ($)	6,025,668
Effective Duration	0.9 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Fixed-Income Investments

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Government & Agency Obligations	47%
Corporate Bonds	22%
Asset-Backed	18%
Cash Equivalents	11%
Commercial Mortgage-Backed Securities	5%
Collateralized Mortgage Obligations	2%
Put Options Purchased	0%
Call Options Purchased	0%
Other Assets and Liabilities, Net	(5%)
Total	100%

Commodity-Linked Investments

Sector Allocation

Table Summary
Commodity	% of Net Assets
Agriculture	35%
Precious Metals	18%
Energy	17%
Industrials	14%
Livestock	8%
Total	92%

Fixed-Income Investments

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AAA	41%
AA	31%
A	10%
BBB	15%
Below BBB	1%
Not Rated	2%

Credit Ratings Selection [Text Block]		The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since July 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.16% to 1.10%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.16% to 1.10%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since July 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000099777
Shareholder Report [Line Items]
Fund Name		DWS Enhanced Commodity Strategy Fund
Class Name		Class C
Trading Symbol		SKCRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Enhanced Commodity Strategy Fund (the "Fund") for the period July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$201	1.86%

Gross expense ratio as of the latest prospectus: 2.05%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 201
Expense Ratio, Percent		1.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 16.18% (unadjusted for sales charges) for the period ended June 30, 2026. The Fund's broad-based index, the S&P 500® Index, returned 22.32% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg Commodity Index, returned 25.46%.

The Fund, while producing a positive absolute return in the annual period, didn’t keep pace with the Bloomberg Commodity Index.

We use a number of different strategies in an effort to maximize returns and manage risk. Among these, the Fund’s Relative Value strategy was the largest detractor from relative performance. This segment of the Fund was underweight in precious metals and overweight in energy and agriculture in the second half of 2025, which put it out of step with the prevailing market trends in this time. While the strategy’s performance improved in the first half of 2026, the recovery was insufficient to make up for the earlier shortfall.

The Fund’s Roll Enhancement strategy had a largely neutral effect. After adding value in the first three months of the period, it weakened in the fourth quarter due to the outperformance of shorter-dated contracts in this time. It lagged even more significantly in early 2026, when the start of the war in Iran led to substantial outperformance in near-term contracts versus their longer-dated counterparts. The strategy made up much of the lost ground in the final three months of the period, however, as hopes for a peace deal contributed to a normalization of market conditions.

The Fund’s Tactical Strategy detracted slightly, with almost all of the effect coming from the timing of shifts in the third quarter of 2025. The Fund had an exposure at or close to 100% for the majority of the time thereafter, allowing it to capture nearly all of the market’s positive return.

We invest in commodities using swaps and futures, and we hold the remainder of the Fund’s assets in a fixed-income portfolio as collateral. The fixed-income position helped results thanks to the contribution from yield and positive performance for holdings in corporate bonds.

We also sought to adjust the portfolio’s positioning to take advantage of short-term market dislocations in an opportunistic fashion. Our decisions in this area detracted in the aggregate.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class C	S&P 500® Index	Bloomberg Commodity Index
'16	$10,000	$10,000	$10,000
'16	$9,421	$10,369	$9,489
'16	$9,394	$10,383	$9,322
'16	$9,645	$10,385	$9,614
'16	$9,572	$10,196	$9,567
'16	$9,654	$10,573	$9,694
'16	$9,831	$10,782	$9,869
'17	$9,803	$10,987	$9,882
'17	$9,812	$11,423	$9,903
'17	$9,495	$11,436	$9,639
'17	$9,373	$11,554	$9,494
'17	$9,242	$11,716	$9,368
'17	$9,158	$11,790	$9,350
'17	$9,317	$12,032	$9,562
'17	$9,401	$12,069	$9,600
'17	$9,476	$12,318	$9,586
'17	$9,663	$12,605	$9,791
'17	$9,700	$12,992	$9,746
'17	$9,878	$13,136	$10,037
'18	$10,065	$13,888	$10,236
'18	$9,850	$13,377	$10,059
'18	$9,831	$13,037	$9,997
'18	$10,018	$13,087	$10,255
'18	$10,167	$13,402	$10,401
'18	$9,812	$13,484	$10,037
'18	$9,523	$13,986	$9,823
'18	$9,401	$14,442	$9,649
'18	$9,441	$14,524	$9,834
'18	$9,078	$13,531	$9,622
'18	$8,647	$13,807	$9,567
'18	$8,638	$12,560	$8,908
'19	$8,969	$13,567	$9,394
'19	$9,124	$14,003	$9,489
'19	$9,096	$14,275	$9,472
'19	$9,013	$14,853	$9,432
'19	$8,651	$13,909	$9,115
'19	$8,784	$14,889	$9,359
'19	$8,681	$15,103	$9,296
'19	$8,484	$14,864	$9,081
'19	$8,438	$15,142	$9,187
'19	$8,583	$15,470	$9,373
'19	$8,396	$16,031	$9,133
'19	$8,773	$16,515	$9,594
'20	$8,275	$16,509	$8,888
'20	$8,004	$15,150	$8,440
'20	$7,004	$13,279	$7,359
'20	$6,952	$14,981	$7,246
'20	$7,212	$15,694	$7,560
'20	$7,415	$16,006	$7,733
'20	$7,749	$16,909	$8,174
'20	$8,083	$18,124	$8,727
'20	$7,858	$17,436	$8,434
'20	$7,805	$16,972	$8,553
'20	$8,161	$18,830	$8,853
'20	$8,531	$19,554	$9,294
'21	$8,719	$19,356	$9,538
'21	$9,367	$19,890	$10,155
'21	$9,169	$20,761	$9,937
'21	$9,942	$21,869	$10,761
'21	$10,245	$22,022	$11,054
'21	$10,496	$22,536	$11,259
'21	$10,695	$23,071	$11,466
'21	$10,674	$23,773	$11,432
'21	$11,215	$22,667	$12,001
'21	$11,380	$24,255	$12,311
'21	$10,557	$24,087	$11,411
'21	$10,946	$25,167	$11,813
'22	$11,768	$23,864	$12,850
'22	$12,396	$23,150	$13,651
'22	$13,413	$24,010	$14,831
'22	$13,817	$21,916	$15,446
'22	$13,937	$21,956	$15,681
'22	$12,471	$20,144	$13,991
'22	$12,890	$22,001	$14,588
'22	$12,845	$21,104	$14,601
'22	$11,798	$19,160	$13,417
'22	$11,754	$20,711	$13,684
'22	$12,111	$21,869	$14,059
'22	$11,888	$20,609	$13,715
'23	$12,156	$21,904	$13,647
'23	$11,597	$21,369	$13,006
'23	$11,674	$22,154	$12,979
'23	$11,562	$22,500	$12,882
'23	$11,070	$22,598	$12,156
'23	$11,188	$24,091	$12,647
'23	$11,659	$24,865	$13,438
'23	$11,547	$24,469	$13,335
'23	$11,391	$23,302	$13,242
'23	$11,369	$22,812	$13,278
'23	$11,301	$24,895	$12,978
'23	$11,148	$26,026	$12,629
'24	$11,148	$26,464	$12,680
'24	$10,990	$27,877	$12,493
'24	$11,321	$28,774	$12,906
'24	$11,638	$27,599	$13,254
'24	$11,886	$28,967	$13,486
'24	$11,530	$30,006	$13,279
'24	$11,167	$30,372	$12,743
'24	$11,121	$31,108	$12,749
'24	$11,639	$31,773	$13,369
'24	$11,320	$31,485	$13,121
'24	$11,297	$33,333	$13,175
'24	$11,319	$32,538	$13,309
'25	$11,801	$33,444	$13,835
'25	$11,824	$33,008	$13,943
'25	$12,283	$31,148	$14,491
'25	$11,612	$30,937	$13,794
'25	$11,612	$32,884	$13,714
'25	$11,826	$34,557	$14,045
'25	$11,733	$35,332	$13,981
'25	$11,919	$36,048	$14,250
'25	$12,046	$37,364	$14,557
'25	$12,283	$38,239	$14,978
'25	$12,568	$38,333	$15,458
'25	$12,545	$38,356	$15,408
'26	$13,780	$38,912	$17,005
'26	$13,901	$38,617	$17,192
'26	$14,814	$36,694	$19,170
'26	$15,455	$40,544	$19,976
'26	$14,864	$42,678	$19,264
'26	$13,740	$42,271	$17,620

Average Annual Return [Table Text Block]
Table Summary
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	16.18%	5.53%	3.23%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	15.18%	5.53%	3.23%
S&P 500® Index	22.32%	13.41%	15.51%
Bloomberg Commodity Index	25.46%	9.37%	5.83%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jul. 01, 2025
AssetsNet		$ 788,248,478
Holdings Count | Holding		260
Advisory Fees Paid, Amount		$ 6,025,668
InvestmentCompanyPortfolioTurnover		33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	788,248,478
Number of Portfolio Holdings	260
Portfolio Turnover Rate (%)	33
Total Net Advisory Fees Paid ($)	6,025,668
Effective Duration	0.9 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Fixed-Income Investments

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Government & Agency Obligations	47%
Corporate Bonds	22%
Asset-Backed	18%
Cash Equivalents	11%
Commercial Mortgage-Backed Securities	5%
Collateralized Mortgage Obligations	2%
Put Options Purchased	0%
Call Options Purchased	0%
Other Assets and Liabilities, Net	(5%)
Total	100%

Commodity-Linked Investments

Sector Allocation

Table Summary
Commodity	% of Net Assets
Agriculture	35%
Precious Metals	18%
Energy	17%
Industrials	14%
Livestock	8%
Total	92%

Fixed-Income Investments

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AAA	41%
AA	31%
A	10%
BBB	15%
Below BBB	1%
Not Rated	2%

Credit Ratings Selection [Text Block]		The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since July 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.91% to 1.85%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.91% to 1.85%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since July 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000172345
Shareholder Report [Line Items]
Fund Name		DWS Enhanced Commodity Strategy Fund
Class Name		Class R6
Trading Symbol		SKRRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Enhanced Commodity Strategy Fund (the "Fund") for the period July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$93	0.86%

Gross expense ratio as of the latest prospectus: 0.97%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 93
Expense Ratio, Percent		0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class R6 shares of the Fund returned 17.21% for the period ended June 30, 2026. The Fund's broad-based index, the S&P 500® Index, returned 22.32% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg Commodity Index, returned 25.46%.

The Fund, while producing a positive absolute return in the annual period, didn’t keep pace with the Bloomberg Commodity Index.

We use a number of different strategies in an effort to maximize returns and manage risk. Among these, the Fund’s Relative Value strategy was the largest detractor from relative performance. This segment of the Fund was underweight in precious metals and overweight in energy and agriculture in the second half of 2025, which put it out of step with the prevailing market trends in this time. While the strategy’s performance improved in the first half of 2026, the recovery was insufficient to make up for the earlier shortfall.

The Fund’s Roll Enhancement strategy had a largely neutral effect. After adding value in the first three months of the period, it weakened in the fourth quarter due to the outperformance of shorter-dated contracts in this time. It lagged even more significantly in early 2026, when the start of the war in Iran led to substantial outperformance in near-term contracts versus their longer-dated counterparts. The strategy made up much of the lost ground in the final three months of the period, however, as hopes for a peace deal contributed to a normalization of market conditions.

The Fund’s Tactical Strategy detracted slightly, with almost all of the effect coming from the timing of shifts in the third quarter of 2025. The Fund had an exposure at or close to 100% for the majority of the time thereafter, allowing it to capture nearly all of the market’s positive return.

We invest in commodities using swaps and futures, and we hold the remainder of the Fund’s assets in a fixed-income portfolio as collateral. The fixed-income position helped results thanks to the contribution from yield and positive performance for holdings in corporate bonds.

We also sought to adjust the portfolio’s positioning to take advantage of short-term market dislocations in an opportunistic fashion. Our decisions in this area detracted in the aggregate.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class R6	S&P 500® Index	Bloomberg Commodity Index
'16	$10,000	$10,000	$10,000
'16	$9,429	$10,369	$9,489
'16	$9,406	$10,383	$9,322
'16	$9,668	$10,385	$9,614
'16	$9,603	$10,196	$9,567
'16	$9,700	$10,573	$9,694
'16	$9,888	$10,782	$9,869
'17	$9,872	$10,987	$9,882
'17	$9,888	$11,423	$9,903
'17	$9,580	$11,436	$9,639
'17	$9,463	$11,554	$9,494
'17	$9,337	$11,716	$9,368
'17	$9,263	$11,790	$9,350
'17	$9,431	$12,032	$9,562
'17	$9,524	$12,069	$9,600
'17	$9,612	$12,318	$9,586
'17	$9,805	$12,605	$9,791
'17	$9,855	$12,992	$9,746
'17	$10,045	$13,136	$10,037
'18	$10,246	$13,888	$10,236
'18	$10,036	$13,377	$10,059
'18	$10,025	$13,037	$9,997
'18	$10,228	$13,087	$10,255
'18	$10,396	$13,402	$10,401
'18	$10,037	$13,484	$10,037
'18	$9,750	$13,986	$9,823
'18	$9,632	$14,442	$9,649
'18	$9,681	$14,524	$9,834
'18	$9,326	$13,531	$9,622
'18	$8,891	$13,807	$9,567
'18	$8,883	$12,560	$8,908
'19	$9,240	$13,567	$9,394
'19	$9,409	$14,003	$9,489
'19	$9,383	$14,275	$9,472
'19	$9,307	$14,853	$9,432
'19	$8,949	$13,909	$9,115
'19	$9,088	$14,889	$9,359
'19	$8,993	$15,103	$9,296
'19	$8,795	$14,864	$9,081
'19	$8,762	$15,142	$9,187
'19	$8,914	$15,470	$9,373
'19	$8,724	$16,031	$9,133
'19	$9,127	$16,515	$9,594
'20	$8,621	$16,509	$8,888
'20	$8,343	$15,150	$8,440
'20	$7,312	$13,279	$7,359
'20	$7,264	$14,981	$7,246
'20	$7,542	$15,694	$7,560
'20	$7,763	$16,006	$7,733
'20	$8,120	$16,909	$8,174
'20	$8,477	$18,124	$8,727
'20	$8,246	$17,436	$8,434
'20	$8,198	$16,972	$8,553
'20	$8,585	$18,830	$8,853
'20	$8,974	$19,554	$9,294
'21	$9,178	$19,356	$9,538
'21	$9,879	$19,890	$10,155
'21	$9,675	$20,761	$9,937
'21	$10,502	$21,869	$10,761
'21	$10,833	$22,022	$11,054
'21	$11,101	$22,536	$11,259
'21	$11,326	$23,071	$11,466
'21	$11,316	$23,773	$11,432
'21	$11,906	$22,667	$12,001
'21	$12,088	$24,255	$12,311
'21	$11,234	$24,087	$11,411
'21	$11,659	$25,167	$11,813
'22	$12,527	$23,864	$12,850
'22	$13,214	$23,150	$13,651
'22	$14,315	$24,010	$14,831
'22	$14,749	$21,916	$15,446
'22	$14,903	$21,956	$15,681
'22	$13,343	$20,144	$13,991
'22	$13,806	$22,001	$14,588
'22	$13,778	$21,104	$14,601
'22	$12,653	$19,160	$13,417
'22	$12,611	$20,711	$13,684
'22	$13,011	$21,869	$14,059
'22	$12,780	$20,609	$13,715
'23	$13,096	$21,904	$13,647
'23	$12,485	$21,369	$13,006
'23	$12,592	$22,154	$12,979
'23	$12,486	$22,500	$12,882
'23	$11,957	$22,598	$12,156
'23	$12,106	$24,091	$12,647
'23	$12,617	$24,865	$13,438
'23	$12,510	$24,469	$13,335
'23	$12,357	$23,302	$13,242
'23	$12,335	$22,812	$13,278
'23	$12,293	$24,895	$12,978
'23	$12,120	$26,026	$12,629
'24	$12,120	$26,464	$12,680
'24	$11,969	$27,877	$12,493
'24	$12,343	$28,774	$12,906
'24	$12,689	$27,599	$13,254
'24	$12,992	$28,967	$13,486
'24	$12,604	$30,006	$13,279
'24	$12,212	$30,372	$12,743
'24	$12,169	$31,108	$12,749
'24	$12,729	$31,773	$13,369
'24	$12,400	$31,485	$13,121
'24	$12,378	$33,333	$13,175
'24	$12,440	$32,538	$13,309
'25	$12,971	$33,444	$13,835
'25	$13,016	$33,008	$13,943
'25	$13,525	$31,148	$14,491
'25	$12,810	$30,937	$13,794
'25	$12,788	$32,884	$13,714
'25	$13,067	$34,557	$14,045
'25	$12,977	$35,332	$13,981
'25	$13,180	$36,048	$14,250
'25	$13,330	$37,364	$14,557
'25	$13,582	$38,239	$14,978
'25	$13,926	$38,333	$15,458
'25	$13,907	$38,356	$15,408
'26	$15,286	$38,912	$17,005
'26	$15,450	$38,617	$17,192
'26	$16,479	$36,694	$19,170
'26	$17,193	$40,544	$19,976
'26	$16,574	$42,678	$19,264
'26	$15,315	$42,271	$17,620

Average Annual Return [Table Text Block]
Table Summary
Class/Index	1-Year	5-Year	10-Year
Class R6 No Sales Charge	17.21%	6.65%	4.35%
S&P 500® Index	22.32%	13.41%	15.51%
Bloomberg Commodity Index	25.46%	9.37%	5.83%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jul. 01, 2025
AssetsNet		$ 788,248,478
Holdings Count | Holding		260
Advisory Fees Paid, Amount		$ 6,025,668
InvestmentCompanyPortfolioTurnover		33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	788,248,478
Number of Portfolio Holdings	260
Portfolio Turnover Rate (%)	33
Total Net Advisory Fees Paid ($)	6,025,668
Effective Duration	0.9 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Fixed-Income Investments

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Government & Agency Obligations	47%
Corporate Bonds	22%
Asset-Backed	18%
Cash Equivalents	11%
Commercial Mortgage-Backed Securities	5%
Collateralized Mortgage Obligations	2%
Put Options Purchased	0%
Call Options Purchased	0%
Other Assets and Liabilities, Net	(5%)
Total	100%

Commodity-Linked Investments

Sector Allocation

Table Summary
Commodity	% of Net Assets
Agriculture	35%
Precious Metals	18%
Energy	17%
Industrials	14%
Livestock	8%
Total	92%

Fixed-Income Investments

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AAA	41%
AA	31%
A	10%
BBB	15%
Below BBB	1%
Not Rated	2%

Credit Ratings Selection [Text Block]		The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since July 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class R6 shares changed from 0.89% to 0.85%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class R6 shares changed from 0.89% to 0.85%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since July 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000099779
Shareholder Report [Line Items]
Fund Name		DWS Enhanced Commodity Strategy Fund
Class Name		Class S
Trading Symbol		SKSRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Enhanced Commodity Strategy Fund (the "Fund") for the period July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$104	0.96%

Gross expense ratio as of the latest prospectus: 1.14%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 104
Expense Ratio, Percent		0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 17.11% for the period ended June 30, 2026. The Fund's broad-based index, the S&P 500® Index, returned 22.32% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg Commodity Index, returned 25.46%.

The Fund, while producing a positive absolute return in the annual period, didn’t keep pace with the Bloomberg Commodity Index.

We use a number of different strategies in an effort to maximize returns and manage risk. Among these, the Fund’s Relative Value strategy was the largest detractor from relative performance. This segment of the Fund was underweight in precious metals and overweight in energy and agriculture in the second half of 2025, which put it out of step with the prevailing market trends in this time. While the strategy’s performance improved in the first half of 2026, the recovery was insufficient to make up for the earlier shortfall.

The Fund’s Roll Enhancement strategy had a largely neutral effect. After adding value in the first three months of the period, it weakened in the fourth quarter due to the outperformance of shorter-dated contracts in this time. It lagged even more significantly in early 2026, when the start of the war in Iran led to substantial outperformance in near-term contracts versus their longer-dated counterparts. The strategy made up much of the lost ground in the final three months of the period, however, as hopes for a peace deal contributed to a normalization of market conditions.

The Fund’s Tactical Strategy detracted slightly, with almost all of the effect coming from the timing of shifts in the third quarter of 2025. The Fund had an exposure at or close to 100% for the majority of the time thereafter, allowing it to capture nearly all of the market’s positive return.

We invest in commodities using swaps and futures, and we hold the remainder of the Fund’s assets in a fixed-income portfolio as collateral. The fixed-income position helped results thanks to the contribution from yield and positive performance for holdings in corporate bonds.

We also sought to adjust the portfolio’s positioning to take advantage of short-term market dislocations in an opportunistic fashion. Our decisions in this area detracted in the aggregate.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class S	S&P 500® Index	Bloomberg Commodity Index
'16	$10,000	$10,000	$10,000
'16	$9,428	$10,369	$9,489
'16	$9,404	$10,383	$9,322
'16	$9,661	$10,385	$9,614
'16	$9,604	$10,196	$9,567
'16	$9,693	$10,573	$9,694
'16	$9,875	$10,782	$9,869
'17	$9,858	$10,987	$9,882
'17	$9,875	$11,423	$9,903
'17	$9,562	$11,436	$9,639
'17	$9,445	$11,554	$9,494
'17	$9,319	$11,716	$9,368
'17	$9,250	$11,790	$9,350
'17	$9,409	$12,032	$9,562
'17	$9,502	$12,069	$9,600
'17	$9,585	$12,318	$9,586
'17	$9,787	$12,605	$9,791
'17	$9,829	$12,992	$9,746
'17	$10,014	$13,136	$10,037
'18	$10,216	$13,888	$10,236
'18	$10,006	$13,377	$10,059
'18	$9,990	$13,037	$9,997
'18	$10,192	$13,087	$10,255
'18	$10,360	$13,402	$10,401
'18	$9,997	$13,484	$10,037
'18	$9,711	$13,986	$9,823
'18	$9,593	$14,442	$9,649
'18	$9,645	$14,524	$9,834
'18	$9,282	$13,531	$9,622
'18	$8,848	$13,807	$9,567
'18	$8,845	$12,560	$8,908
'19	$9,201	$13,567	$9,394
'19	$9,360	$14,003	$9,489
'19	$9,329	$14,275	$9,472
'19	$9,254	$14,853	$9,432
'19	$8,897	$13,909	$9,115
'19	$9,040	$14,889	$9,359
'19	$8,946	$15,103	$9,296
'19	$8,738	$14,864	$9,081
'19	$8,709	$15,142	$9,187
'19	$8,851	$15,470	$9,373
'19	$8,671	$16,031	$9,133
'19	$9,069	$16,515	$9,594
'20	$8,564	$16,509	$8,888
'20	$8,288	$15,150	$8,440
'20	$7,258	$13,279	$7,359
'20	$7,210	$14,981	$7,246
'20	$7,487	$15,694	$7,560
'20	$7,703	$16,006	$7,733
'20	$8,048	$16,909	$8,174
'20	$8,413	$18,124	$8,727
'20	$8,179	$17,436	$8,434
'20	$8,131	$16,972	$8,553
'20	$8,506	$18,830	$8,853
'20	$8,898	$19,554	$9,294
'21	$9,101	$19,356	$9,538
'21	$9,797	$19,890	$10,155
'21	$9,591	$20,761	$9,937
'21	$10,403	$21,869	$10,761
'21	$10,741	$22,022	$11,054
'21	$11,004	$22,536	$11,259
'21	$11,227	$23,071	$11,466
'21	$11,207	$23,773	$11,432
'21	$11,793	$22,667	$12,001
'21	$11,973	$24,255	$12,311
'21	$11,126	$24,087	$11,411
'21	$11,543	$25,167	$11,813
'22	$12,405	$23,864	$12,850
'22	$13,087	$23,150	$13,651
'22	$14,160	$24,010	$14,831
'22	$14,605	$21,916	$15,446
'22	$14,744	$21,956	$15,681
'22	$13,190	$20,144	$13,991
'22	$13,649	$22,001	$14,588
'22	$13,621	$21,104	$14,601
'22	$12,500	$19,160	$13,417
'22	$12,479	$20,711	$13,684
'22	$12,855	$21,869	$14,059
'22	$12,641	$20,609	$13,715
'23	$12,955	$21,904	$13,647
'23	$12,349	$21,369	$13,006
'23	$12,450	$22,154	$12,979
'23	$12,324	$22,500	$12,882
'23	$11,821	$22,598	$12,156
'23	$11,963	$24,091	$12,647
'23	$12,448	$24,865	$13,438
'23	$12,343	$24,469	$13,335
'23	$12,207	$23,302	$13,242
'23	$12,186	$22,812	$13,278
'23	$12,122	$24,895	$12,978
'23	$11,967	$26,026	$12,629
'24	$11,967	$26,464	$12,680
'24	$11,819	$27,877	$12,493
'24	$12,185	$28,774	$12,906
'24	$12,527	$27,599	$13,254
'24	$12,805	$28,967	$13,486
'24	$12,439	$30,006	$13,279
'24	$12,052	$30,372	$12,743
'24	$12,009	$31,108	$12,749
'24	$12,559	$31,773	$13,369
'24	$12,233	$31,485	$13,121
'24	$12,211	$33,333	$13,175
'24	$12,270	$32,538	$13,309
'25	$12,795	$33,444	$13,835
'25	$12,838	$33,008	$13,943
'25	$13,316	$31,148	$14,491
'25	$12,611	$30,937	$13,794
'25	$12,611	$32,884	$13,714
'25	$12,880	$34,557	$14,045
'25	$12,791	$35,332	$13,981
'25	$12,992	$36,048	$14,250
'25	$13,135	$37,364	$14,557
'25	$13,384	$38,239	$14,978
'25	$13,724	$38,333	$15,458
'25	$13,702	$38,356	$15,408
'26	$15,063	$38,912	$17,005
'26	$15,201	$38,617	$17,192
'26	$16,213	$36,694	$19,170
'26	$16,941	$40,544	$19,976
'26	$16,307	$42,678	$19,264
'26	$15,084	$42,271	$17,620

Average Annual Return [Table Text Block]
Table Summary
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	17.11%	6.51%	4.20%
S&P 500® Index	22.32%	13.41%	15.51%
Bloomberg Commodity Index	25.46%	9.37%	5.83%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jul. 01, 2025
AssetsNet		$ 788,248,478
Holdings Count | Holding		260
Advisory Fees Paid, Amount		$ 6,025,668
InvestmentCompanyPortfolioTurnover		33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	788,248,478
Number of Portfolio Holdings	260
Portfolio Turnover Rate (%)	33
Total Net Advisory Fees Paid ($)	6,025,668
Effective Duration	0.9 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Fixed-Income Investments

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Government & Agency Obligations	47%
Corporate Bonds	22%
Asset-Backed	18%
Cash Equivalents	11%
Commercial Mortgage-Backed Securities	5%
Collateralized Mortgage Obligations	2%
Put Options Purchased	0%
Call Options Purchased	0%
Other Assets and Liabilities, Net	(5%)
Total	100%

Commodity-Linked Investments

Sector Allocation

Table Summary
Commodity	% of Net Assets
Agriculture	35%
Precious Metals	18%
Energy	17%
Industrials	14%
Livestock	8%
Total	92%

Fixed-Income Investments

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AAA	41%
AA	31%
A	10%
BBB	15%
Below BBB	1%
Not Rated	2%

Credit Ratings Selection [Text Block]		The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since July 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 1.01% to 0.95%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 1.01% to 0.95%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since July 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000099774
Shareholder Report [Line Items]
Fund Name		DWS Enhanced Commodity Strategy Fund
Class Name		Institutional Class
Trading Symbol		SKIRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Enhanced Commodity Strategy Fund (the "Fund") for the period July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$93	0.86%

Gross expense ratio as of the latest prospectus: 1.04%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 93
Expense Ratio, Percent		0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 17.33% for the period ended June 30, 2026. The Fund's broad-based index, the S&P 500® Index, returned 22.32% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg Commodity Index, returned 25.46%.

The Fund, while producing a positive absolute return in the annual period, didn’t keep pace with the Bloomberg Commodity Index.

We use a number of different strategies in an effort to maximize returns and manage risk. Among these, the Fund’s Relative Value strategy was the largest detractor from relative performance. This segment of the Fund was underweight in precious metals and overweight in energy and agriculture in the second half of 2025, which put it out of step with the prevailing market trends in this time. While the strategy’s performance improved in the first half of 2026, the recovery was insufficient to make up for the earlier shortfall.

The Fund’s Roll Enhancement strategy had a largely neutral effect. After adding value in the first three months of the period, it weakened in the fourth quarter due to the outperformance of shorter-dated contracts in this time. It lagged even more significantly in early 2026, when the start of the war in Iran led to substantial outperformance in near-term contracts versus their longer-dated counterparts. The strategy made up much of the lost ground in the final three months of the period, however, as hopes for a peace deal contributed to a normalization of market conditions.

The Fund’s Tactical Strategy detracted slightly, with almost all of the effect coming from the timing of shifts in the third quarter of 2025. The Fund had an exposure at or close to 100% for the majority of the time thereafter, allowing it to capture nearly all of the market’s positive return.

We invest in commodities using swaps and futures, and we hold the remainder of the Fund’s assets in a fixed-income portfolio as collateral. The fixed-income position helped results thanks to the contribution from yield and positive performance for holdings in corporate bonds.

We also sought to adjust the portfolio’s positioning to take advantage of short-term market dislocations in an opportunistic fashion. Our decisions in this area detracted in the aggregate.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	S&P 500® Index	Bloomberg Commodity Index
'16	$1,000,000	$1,000,000	$1,000,000
'16	$942,969	$1,036,869	$948,885
'16	$940,625	$1,038,325	$932,165
'16	$966,715	$1,038,521	$961,361
'16	$960,243	$1,019,577	$956,665
'16	$969,951	$1,057,337	$969,422
'16	$988,601	$1,078,236	$986,896
'17	$986,928	$1,098,686	$988,233
'17	$988,601	$1,142,310	$990,296
'17	$957,713	$1,143,642	$963,939
'17	$945,993	$1,155,387	$949,426
'17	$933,435	$1,171,647	$936,815
'17	$925,987	$1,178,960	$935,015
'17	$942,747	$1,203,203	$956,157
'17	$951,965	$1,206,886	$960,011
'17	$960,685	$1,231,782	$958,580
'17	$979,983	$1,260,526	$979,135
'17	$985,017	$1,299,186	$974,618
'17	$1,003,844	$1,313,631	$1,003,715
'18	$1,024,005	$1,388,842	$1,023,648
'18	$1,003,004	$1,337,653	$1,005,944
'18	$1,001,837	$1,303,659	$999,692
'18	$1,022,026	$1,308,661	$1,025,529
'18	$1,038,849	$1,340,176	$1,040,057
'18	$1,002,946	$1,348,425	$1,003,696
'18	$974,290	$1,398,605	$982,274
'18	$962,491	$1,444,179	$964,883
'18	$967,330	$1,452,399	$983,386
'18	$931,896	$1,353,127	$962,157
'18	$888,491	$1,380,702	$956,739
'18	$887,747	$1,256,037	$890,842
'19	$923,369	$1,356,691	$939,361
'19	$939,305	$1,400,252	$948,871
'19	$936,548	$1,427,461	$947,177
'19	$929,025	$1,485,258	$943,184
'19	$893,294	$1,390,873	$911,450
'19	$907,992	$1,488,897	$935,927
'19	$898,553	$1,510,296	$929,632
'19	$877,788	$1,486,372	$908,069
'19	$874,478	$1,514,183	$918,735
'19	$889,653	$1,546,980	$937,311
'19	$871,633	$1,603,134	$913,311
'19	$911,800	$1,651,520	$959,354
'20	$861,251	$1,650,872	$888,776
'20	$833,591	$1,514,974	$843,980
'20	$729,673	$1,327,855	$735,873
'20	$724,885	$1,498,078	$724,552
'20	$753,612	$1,569,429	$756,001
'20	$775,646	$1,600,641	$773,255
'20	$810,290	$1,690,893	$817,389
'20	$846,859	$1,812,435	$872,670
'20	$823,825	$1,743,569	$843,424
'20	$818,990	$1,697,201	$855,305
'20	$856,700	$1,882,983	$885,348
'20	$896,481	$1,955,380	$929,386
'21	$916,856	$1,935,639	$953,789
'21	$986,711	$1,989,014	$1,015,504
'21	$966,365	$2,076,124	$993,702
'21	$1,047,948	$2,186,924	$1,076,086
'21	$1,081,941	$2,202,198	$1,105,446
'21	$1,108,744	$2,253,608	$1,125,911
'21	$1,131,114	$2,307,142	$1,146,611
'21	$1,130,141	$2,377,292	$1,143,220
'21	$1,189,309	$2,266,725	$1,200,098
'21	$1,206,060	$2,425,536	$1,231,110
'21	$1,120,910	$2,408,730	$1,141,109
'21	$1,163,254	$2,516,680	$1,181,336
'22	$1,251,337	$2,386,449	$1,285,043
'22	$1,319,846	$2,314,995	$1,365,098
'22	$1,428,258	$2,400,950	$1,483,138
'22	$1,473,022	$2,191,583	$1,544,550
'22	$1,488,410	$2,195,604	$1,568,103
'22	$1,331,274	$2,014,371	$1,399,147
'22	$1,378,869	$2,200,105	$1,458,786
'22	$1,376,070	$2,110,381	$1,460,071
'22	$1,262,878	$1,916,018	$1,341,682
'22	$1,260,777	$2,071,141	$1,368,397
'22	$1,298,600	$2,186,885	$1,405,866
'22	$1,275,590	$2,060,889	$1,371,452
'23	$1,307,164	$2,190,383	$1,364,732
'23	$1,248,226	$2,136,940	$1,300,603
'23	$1,258,915	$2,215,396	$1,297,925
'23	$1,246,241	$2,249,975	$1,288,172
'23	$1,195,547	$2,259,755	$1,215,567
'23	$1,208,321	$2,409,069	$1,264,668
'23	$1,259,288	$2,486,460	$1,343,790
'23	$1,248,670	$2,446,872	$1,333,494
'23	$1,233,351	$2,330,210	$1,324,235
'23	$1,231,217	$2,281,214	$1,327,752
'23	$1,226,949	$2,489,547	$1,297,843
'23	$1,209,676	$2,602,649	$1,262,936
'24	$1,211,820	$2,646,385	$1,267,961
'24	$1,194,662	$2,787,690	$1,249,310
'24	$1,231,986	$2,877,383	$1,290,639
'24	$1,268,665	$2,759,858	$1,325,370
'24	$1,296,713	$2,896,705	$1,348,638
'24	$1,260,211	$3,000,645	$1,327,896
'24	$1,218,928	$3,037,170	$1,274,301
'24	$1,214,583	$3,110,842	$1,274,922
'24	$1,272,676	$3,177,281	$1,336,903
'24	$1,237,629	$3,148,468	$1,312,128
'24	$1,237,629	$3,333,287	$1,317,465
'24	$1,241,697	$3,253,827	$1,330,894
'25	$1,296,933	$3,344,438	$1,383,515
'25	$1,301,351	$3,300,799	$1,394,291
'25	$1,350,140	$3,114,818	$1,449,073
'25	$1,278,845	$3,093,697	$1,379,390
'25	$1,278,845	$3,288,429	$1,371,438
'25	$1,304,352	$3,455,654	$1,404,473
'25	$1,295,356	$3,533,209	$1,398,095
'25	$1,317,845	$3,604,832	$1,425,028
'25	$1,332,604	$3,736,409	$1,455,673
'25	$1,357,790	$3,823,892	$1,497,803
'25	$1,392,136	$3,833,264	$1,545,768
'25	$1,390,109	$3,835,611	$1,540,803
'26	$1,527,720	$3,891,228	$1,700,499
'26	$1,544,047	$3,861,655	$1,719,183
'26	$1,646,571	$3,669,363	$1,916,971
'26	$1,717,749	$4,054,377	$1,997,590
'26	$1,656,062	$4,267,770	$1,926,425
'26	$1,530,426	$4,227,128	$1,762,003

Average Annual Return [Table Text Block]
Table Summary
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	17.33%	6.66%	4.35%
S&P 500® Index	22.32%	13.41%	15.51%
Bloomberg Commodity Index	25.46%	9.37%	5.83%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jul. 01, 2025
AssetsNet		$ 788,248,478
Holdings Count | Holding		260
Advisory Fees Paid, Amount		$ 6,025,668
InvestmentCompanyPortfolioTurnover		33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	788,248,478
Number of Portfolio Holdings	260
Portfolio Turnover Rate (%)	33
Total Net Advisory Fees Paid ($)	6,025,668
Effective Duration	0.9 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Fixed-Income Investments

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Government & Agency Obligations	47%
Corporate Bonds	22%
Asset-Backed	18%
Cash Equivalents	11%
Commercial Mortgage-Backed Securities	5%
Collateralized Mortgage Obligations	2%
Put Options Purchased	0%
Call Options Purchased	0%
Other Assets and Liabilities, Net	(5%)
Total	100%

Commodity-Linked Investments

Sector Allocation

Table Summary
Commodity	% of Net Assets
Agriculture	35%
Precious Metals	18%
Energy	17%
Industrials	14%
Livestock	8%
Total	92%

Fixed-Income Investments

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AAA	41%
AA	31%
A	10%
BBB	15%
Below BBB	1%
Not Rated	2%

Credit Ratings Selection [Text Block]		The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since July 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Institutional Class shares changed from 0.89% to 0.85%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Institutional Class shares changed from 0.89% to 0.85%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since July 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.